Commitments and Contingencies (10Q) (Details Narrative) - USD ($)	Sep. 30, 2015	Jan. 28, 2015	Apr. 04, 2014
Commitments and Contingencies Disclosure [Abstract]
Annual rental fee first year		$ 58,271
Annual rental fee second year		66,750
Option, purchase price		775,000
Security deposit		$ 10,000	$ 4,815
Prepaid expenses of fixed minimum lease payment	$ 12,000		$ 24,073